Long-Term Debt - Summary of Long Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1,245.1	$ 680.8
Less current portion	51.0	46.6
Long-term portion	1,194.1	634.2
Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Long-term debt	298.2	299.5
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Long-term debt	543.3	0.0
Term loan
Disclosure of detailed information about borrowings [line items]
Long-term debt	307.9	309.1
Notes payable
Disclosure of detailed information about borrowings [line items]
Long-term debt	64.7	68.8
Software financing obligations
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 31.0	$ 3.4